SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net of allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Accrued sales return	$ 2,348	$ 680	$ 586
Product sales	503,568	446,103	398,151
Cost of goods sold	228,490	239,393	221,997
Allowance of credit losses	1,841	1,852
Allowance for credit losses recognized	$ 0	968	25
Return period, subsequent to the receipt of shipment with quality-related issues	12 months
Movements in the allowance for credit losses
Allowance of credit losses	$ 1,841	1,852
Revenue included in advance from customers
Contract liabilities as of January 1	18,239	25,814
Cash received in advance, net of VAT	484,139	457,749
Revenue recognized from opening balance of contract liabilities	(18,239)	(25,814)
Revenue recognized from contract liability arising during current year	(457,487)	(439,510)
Contract liabilities as of December 31	$ 26,652	18,239	25,814
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Selling and marketing
Advertising expense	$ 210,817	142,397	103,618
General and administrative
Research and development expense	19,447	20,338	15,156
Chargeback incurred	$ 2,209	1,352	2,225
Income taxes
Threshold Percentage For Not Recognizing Income Tax	50.00%
Accrued expenses and other current liabilities
Revenue recognition
Accrued sales return	$ 2,348	680
Shipping and handling
Revenue recognition
Cost of goods sold	101,349	90,576	74,896
Membership revenues
Revenue recognition
Product sales	479	810	$ 1,166
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash	$ 3,248	$ 8,105
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues	7 days
Return period, subsequent to the receipt of shipment with quality-related issues	30 days